Shareholder Report, Holdings (Details)	Sep. 30, 2025
Gotham Enhanced 500 ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Gotham Enhanced 500 ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Gotham Enhanced 500 ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Gotham Enhanced 500 ETF [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Gotham Enhanced 500 ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Gotham Enhanced 500 ETF [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Gotham Enhanced 500 ETF [Member] | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Gotham Enhanced 500 ETF [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Gotham Enhanced 500 ETF [Member] | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Gotham Enhanced 500 ETF [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Gotham Enhanced 500 ETF [Member] | Tech Hardware & Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Gotham Enhanced 500 ETF [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Gotham Enhanced 500 ETF [Member] | Software & Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Gotham Enhanced 500 ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Gotham Enhanced 500 ETF [Member] | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Gotham Enhanced 500 ETF [Member] | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Gotham Enhanced 500 ETF [Member] | Retail & Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Gotham Enhanced 500 ETF [Member] | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Gotham Enhanced 500 ETF [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Gotham Enhanced 500 ETF [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Gotham Enhanced 500 ETF [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Gotham Enhanced 500 ETF [Member] | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Gotham Enhanced 500 ETF [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Gotham Enhanced 500 ETF [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Gotham Enhanced 500 ETF [Member] | Consumer Discretionary Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Enhanced 500 ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Gotham Enhanced 500 ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Gotham Enhanced 500 ETF [Member] | Retail & Wholesales [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Gotham Enhanced 500 ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Gotham Enhanced 500 ETF [Member] | Renewable Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Gotham Enhanced 500 ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Gotham 1000 Value ETF [Member] | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Gotham 1000 Value ETF [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Gotham 1000 Value ETF [Member] | Western Digital Corp. [Member][
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Gotham 1000 Value ETF [Member] | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Gotham 1000 Value ETF [Member] | Paramount Skydance Corp. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Gotham 1000 Value ETF [Member] | NEXTracker, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Macy's, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | TC Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Molina Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Dollar General Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Tech Hardware & Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Gotham 1000 Value ETF [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Gotham 1000 Value ETF [Member] | Software & Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Gotham 1000 Value ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Gotham 1000 Value ETF [Member] | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Gotham 1000 Value ETF [Member] | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Gotham 1000 Value ETF [Member] | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Gotham 1000 Value ETF [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Gotham 1000 Value ETF [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Gotham 1000 Value ETF [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Gotham 1000 Value ETF [Member] | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Gotham 1000 Value ETF [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Gotham 1000 Value ETF [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Gotham 1000 Value ETF [Member] | Consumer Discretionary Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Gotham 1000 Value ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Gotham 1000 Value ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Gotham 1000 Value ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Gotham 1000 Value ETF [Member] | Renewable Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Gotham 1000 Value ETF [Member] | Retail & Wholesale - Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Gotham 1000 Value ETF [Member] | Retail & Wholesale - Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Gotham Short Strategies ETF [Member] | APA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Gotham Short Strategies ETF [Member] | Antero Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Gotham Short Strategies ETF [Member] | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Gotham Short Strategies ETF [Member] | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Gotham Short Strategies ETF [Member] | Ciena Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Gotham Short Strategies ETF [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Gotham Short Strategies ETF [Member] | Pfizer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Gotham Short Strategies ETF [Member] | SoundHound AI, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Gotham Short Strategies ETF [Member] | HF Sinclair Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Gotham Short Strategies ETF [Member] | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
Gotham Short Strategies ETF [Member] | Tech Hardware & Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[2]
Gotham Short Strategies ETF [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
Gotham Short Strategies ETF [Member] | Software & Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[2]
Gotham Short Strategies ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[2]
Gotham Short Strategies ETF [Member] | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]
Gotham Short Strategies ETF [Member] | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[2]
Gotham Short Strategies ETF [Member] | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[2]
Gotham Short Strategies ETF [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[2]
Gotham Short Strategies ETF [Member] | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
Gotham Short Strategies ETF [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[2]
Gotham Short Strategies ETF [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
Gotham Short Strategies ETF [Member] | Consumer Discretionary Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
Gotham Short Strategies ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
Gotham Short Strategies ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
Gotham Short Strategies ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[2]
Gotham Short Strategies ETF [Member] | Retail & Wholesale - Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
Gotham Short Strategies ETF [Member] | Retail & Wholesale - Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[2]

[1]	Sector Breakdown and Top Ten Holdings are of the long positions only and do not include the underlying referenced securities that are held via swap (both long and short).
[2]	Sector Breakdown and Top Ten Holdings are of the long positions only and do not include the underlying referenced securities that are held via swap (both long and short).